Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Summary of components of the Company's loss before income tax expense

The components of the Company’s loss before income tax expense are as follows (in thousands):

	Year Ended December 31,
	2021	2020
United States	$(10,400)	$(27,066)
Foreign	(458)	(326)
Loss before income tax provision	$(10,858)	$(27,392)

Summary of reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate

	Year Ended December 31,
	2021	2020
Federal statutory income tax rate	21.0%	21.0%
State income taxes, net of federal benefit	18.8	3.9
Federal and state research and development tax credits	9.7	7.3
Loss on extinguishment of debt	(24.5)	0
Merger transaction costs	(1.3)	0
Change in fair value of contingent earn-out liability and contingently issuable common stock liability	124.5	0
Change in fair value of derivative liability	(3.4)	0
Non-deductible convertible notes interest	(10.2)	0
Change in valuation allowance	(138.1)	(33.7)
Change in tax rate	(0.5)	1.3
Stock-based compensation	4.3	0
Permanent differences	(0.4)	(0.3)
Other	0.1	0.5
Effective income tax rate	(0.0)%	(0.0)%

Summary of net deferred tax assets

Net deferred tax assets consisted of the following (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$25,357	$13,996
Research and development tax credit carryforwards	4,910	3,857
Capitalized research and development costs	8,473	7,274
Accrued expenses	3,211	334
Deferred revenue	2,293	1,049
Other	43	304
Total deferred tax assets	44,287	26,814
Valuation allowance	(43,407)	(26,005)
Total deferred tax assets, net of valuation allowance	880	809
Deferred tax liabilities:
Depreciation and amortization	(864)	(542)
Other	(16)	(267)
Total deferred tax liabilities	(880)	(809)
Net deferred tax assets	$—	$—

Summary of changes in the valuation allowance for deferred tax assets

Changes in the valuation allowance for deferred tax assets related primarily to the increase in net operating loss carryforwards, research and development tax credit carryforwards, and capitalized R&D costs and were as follows (in thousands):

	December 31,
	2021	2020
Valuation allowance as of beginning of year	$26,005	$16,767
Additions charged to provision for income taxes	15,245	9,233
Additions charged to equity	2,155	—
Currency translation and other	2	5
Valuation allowance as of end of year	$43,407	$26,005